Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	4.57%	4.91%	4.33%
Effect of tax holiday	(18.05%)	(20.82%)	(20.34%)
Changes in valuation allowance	0.25%	(0.59%)	(0.09%)
Effect of dividend withholding tax	2.27%	3.39%	1.81%
Total provision for income taxes	14.04%	11.89%	10.71%